RELATED PARTY TRANSACTIONS - Additional Information (Details) - CIK 0001839990 Artemis Strategic Investment Corp [Member] - USD ($)		3 Months Ended	6 Months Ended	12 Months Ended
	Sep. 30, 2021	Jun. 30, 2022	Jun. 30, 2022	Dec. 31, 2021	Jan. 05, 2021
Related Party Transaction [Line Items]
Repayment of promissory note - related party				$ 162,892
Promissory Note with Related Party
Related Party Transaction [Line Items]
Maximum borrowing capacity of related party promissory note					$ 300,000
Repayment of promissory note - related party			$ 162,892	162,892
Administrative Support Agreement
Related Party Transaction [Line Items]
Expenses per month	$ 10,000
Expenses incurred and paid		$ 30,000	60,000	30,000
Related Party Loans | Working capital loans warrant
Related Party Transaction [Line Items]
Loan conversion agreement warrant		$ 1,500,000	$ 1,500,000	$ 1,500,000
Price of warrant		$ 1.00	$ 1.00	$ 1.00